Income Taxes - Sources of income from continuing operations (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Income Tax Disclosure [Abstract]
United States	$ 4,700	$ 3,449	$ 2,798
Foreign	134	101	191
Income before income taxes	$ 4,834	$ 3,550	$ 2,989